Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Piranema Spirit FPSO Contract and Transocean Offshore International Ventures Limited (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2017 vessel	Nov. 30, 2013 vessel
Loss Contingencies [Line Items]
Number of vessels | vessel				5
Teekay Offshore [Member] | Transocean Offshore International Ventures Limited [Member] | Towage Vessels [Member] | Subsequent Events [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel			1
Fpso [Member] | Teekay Offshore [Member] | Petrobras [Member]
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%	2.00%
Estimated claim	$ 7.5
Fpso [Member] | Teekay Offshore [Member] | Petrobras [Member] | Return of 2% of Charter Hire Charter Hire Previously Paid [Member]
Loss Contingencies [Line Items]
Estimated claim	$ 5.4
Fpso [Member] | Teekay Offshore [Member] | Petrobras [Member] | 2% Reduction of Future Charter Hire [Member]
Loss Contingencies [Line Items]
Estimated claim		$ 2.1